Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Placement in Fair Value Hierarchy of Assets Measured at Fair Value

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value:

	Fair Value Measurements as of December 31, 2025
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Measured at
	Balance	(Level 1)	(Level 2)	(Level 3)	NAV
Investments, at fair value:
Money market funds	$180,353	180,353	—	—	—
Common/collective trusts	34,259,968	—	—	—	34,259,968
Mutual funds	132,947,561	132,947,561	—	—	—
Self-directed accounts	10,746,270	10,746,270	—	—	—
Regency Centers Corporation common stock fund	8,583,381	—	8,583,381	—	—
Total investments	$186,717,533	143,874,184	8,583,381	—	34,259,968

	Fair Value Measurements as of December 31, 2024
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Measured at
	Balance	(Level 1)	(Level 2)	(Level 3)	NAV
Investments, at fair value:
Money market funds	$108,673	108,673	—	—	—
Common/collective trusts	31,538,124	—	—	—	31,538,124
Mutual funds	111,203,112	111,203,112	—	—	—
Self-directed accounts	8,576,758	8,576,758	—	—	—
Regency Centers Corporation common stock fund	9,190,695	—	9,190,695	—	—
Total investments	$160,617,362	119,888,543	9,190,695	—	31,538,124